UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tocqueville Asset Management L.P.

Address:  1675 Broadway
          New York, New York 10019

13F File Number: 28-3063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elizabeth F. Bosco
Title:    Compliance Officer
Phone:    (212) 698-0845

Signature, Place and Date of Signing:

/s/ Elizabeth F. Bosco         New York, New York             June 3, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total: $117,993
                                        (thousands)

List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE

NAME OF                                TITLE OF              VALUE   SHR OR  SH / PUT  INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                                 CLASS      CUSIP     (x$1000) PRN AMT PRN / CALL DISCRETION  MGRS   SOLE     SHARE    NONE
Abbott Laboratories                     COM       002824100     908     22094     SH       SOLE      NONE     15333           6761
Amazon.com Inc.                         COM       023135106     351      8100     SH       SOLE      NONE      4800           3300
American Express Co.                    COM       025816109    1812     34945     SH       SOLE      NONE     27700           7245
American Int'l Group                    COM       026874107    5780     81015     SH       SOLE      NONE     71940           9075
BellSouth Corp.                         COM       079860102     768     27719     SH       SOLE      NONE     12060          15659
ChevronTexaco Corp.                     COM       166764100    9200    104802     SH       SOLE      NONE     98382           6420
Disney, Walt Company                    COM       254687106     215      8620     SH       SOLE      NONE                     8620
Exxon Mobil Corp.                       COM       30231G102    5608    134849     SH       SOLE      NONE    118165          16684
General Dynamics Corp.                  COM       369550108     311      3476     SH       SOLE      NONE                     3476
Hewlett-Packard Co.                     COM       428236103     869     38035     SH       SOLE      NONE     19585          18450
International Paper Co.                 COM       460146103     293      6942     SH       SOLE      NONE       742           6200
Medco Health Solutions Inc.             COM       58405U102     383  11251.52     SH       SOLE      NONE  10027.52           1224
Merck & Co.                             COM       589331107   34784    787142     SH       SOLE      NONE    773442          13700
Microsoft Corp.                         COM       594918104   22477    901590     SH       SOLE      NONE    887102          14488
Pharmaceutical Product Develop          COM       717124101   19036    640735     SH       SOLE      NONE    591220          49515
St. Joe Co.                             COM       790148100    1056     25950     SH       SOLE      NONE                    25950
Synovus Financial Corp.                 COM       87161C105    1408     57586     SH       SOLE      NONE                    57586
TXU Corp.                               COM       873168108   12734    444300     SH       SOLE      NONE    438400           5900

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